Related Party Disclosures - Compensation of Key Management Personnel (Detail) - Individual	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Key Management Personnel	149	145
Directors [member]
Disclosure of transactions between related parties [line items]
Key Management Personnel	67	67
General manager [member]
Disclosure of transactions between related parties [line items]
Key Management Personnel	1	1
Division managers [member]
Disclosure of transactions between related parties [line items]
Key Management Personnel	11	11
Department managers [member]
Disclosure of transactions between related parties [line items]
Key Management Personnel	70	66